Long-Term Debt - Additional Information - Revolvers and Term Loans (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) vessel credit_facility	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 29,800,000	$ 32,000,000.0
Total principal	298,953,000	$ 249,568,000
Minimum liquidity covenant requirement	$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Weighted-average effective interest rate	2.50%	2.60%
Aggregate annual long-term principal repayments, remainder of 2020	$ 5,600,000
Aggregate annual long-term principal repayments, 2021	80,900,000
Aggregate annual long-term principal repayments, 2022	201,300,000
Long-Term Debt, Maturity, Year One	$ 11,200,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility	1
Line of Credit Facility, Maximum Borrowing Capacity	$ 391,200,000	$ 438,400,000
Line of Credit Facility, Remaining Borrowing Capacity	151,200,000	253,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Remaining Fiscal Year	44,200,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Two	65,300,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Three	201,300,000
Total principal	240,000,000	185,000,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year One	$ 80,400,000
Term Loans
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility	1
Total principal	$ 58,953,000	$ 64,568,000
Term Loan Due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	4
Debt Covenant Minimum Hull Coverage Ratio	125.00%
Actual Hull Coverage Ratio	170.00%
2020DebtFacilityMaturinginDecember2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	31
Debt Covenant Minimum Hull Coverage Ratio	125.00%
Actual Hull Coverage Ratio	289.00%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Long-term Debt, Term	6 months
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.40%	2.40%
London Interbank Offered Rate (LIBOR) [Member] | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%	2.25%